SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	[1]	$ 78,155	$ 64,353	$ 60,567
Israel [Member]
Revenues	[1]	35,230	29,438	26,487
Latin America (mainly Mexico) [Member]
Revenues	[1]	9,603	7,009	7,601
Brazil [Member]
Revenues	[1]	14,248	9,142	7,173
Argentina [Member]
Revenues	[1]	4,607	3,995	4,616
Europe [Member]
Revenues	[1]	4,413	4,501	5,271
Other [Member]
Revenues	[1]	$ 10,054	$ 10,268	$ 9,419

[1]	Revenues are attributed to geographic areas based on the location of the end customers.